Bank Loans (Details)			12 Months Ended
		Feb. 14, 2020 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Apr. 09, 2020 USD ($)	Apr. 09, 2020 SGD ($)
Bank Loan [Line Items]
Loan agreement						5 years	5 years
Loan agreement						$ 3,650,434	$ 5,000,000
Fixed interest rate						3.00%	3.00%
Loan payable	[1]		$ 1,497,755	$ 2,330,334
Interest expense			$ 112,022	$ 101,877	$ 114,204
Effective interest rate			3.90%	2.80%	2.60%
DBS Bank Ltd [Member]
Bank Loan [Line Items]
Weighted average effective interest rate		5.60%
Revolving Credit Facility I [Member]
Bank Loan [Line Items]
Premium of insurance policy		$ 916,923

[1]	On April 9, 2020, the Group signed a loan agreement with DBS Bank Ltd. to obtain a five-year loan of $3,650,434 (or SGD 5,000,000). The loan bears a fixed interest rate of 3% per annum. The bank loan was secured by Mr. Dong Zhang. The Group is required to pay interest for the first twelve months and repay monthly instalments comprising principal and interest thereafter. As of October 31, 2023 and 2022, the balance was $1,497,755 and $2,330,334, respectively.